Commitments and Contingencies (Details) - USD ($)							3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 20, 2025	Apr. 10, 2025	Feb. 12, 2025	Feb. 11, 2025	Jan. 30, 2025	Dec. 09, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 15, 2025	Nov. 14, 2024
Commitments and Contingencies [Line Items]
Rent expenses							$ 20,531		$ 41,061	$ 91,632	$ 48,382	$ 156,591	$ 168,986
Sales tax liability							273,000		273,000		$ 405,000	405,000
Accrued expenses							(9,620)		8,920			46,303	214,784
Prior taxes									530,000			512,000
Interests and penalties												119,000
Loss contingency									586,800			586,800
Settlement of legal matter			$ 50,000						215,000
Damages amount						$489,572
Sought value									450,000			450,000
Deposit of revenue percentage		15.00%
Revenue amount							713,135	$ 2,863,679	1,770,645	$ 5,153,672		$ 9,291,115	9,928,184
Sublease rental income									0
Interests and penalties							$ 69,000		$ 69,000
Interest						$ 489,572
Installments exchange				$ 500,000
Forecast [Member]
Commitments and Contingencies [Line Items]
Deposit of revenue percentage	15.00%
Revenue amount	$ 420,000
Lease Agreements [Member]
Commitments and Contingencies [Line Items]
Lease agreement							8.00%		8.00%		8.00%	8.00%
Sales Tax Payable
Commitments and Contingencies [Line Items]
Sales tax liability													707,000
Accrued expenses													215,000
Prior taxes												$ 512,000	359,000
Recognized a loss													$ 564,000
Interests and penalties												$ 119,000
Azenta US, Inc. [Member]
Commitments and Contingencies [Line Items]
Breach of contract														$ 651,262
EGS- Ellenoff Grossman & Schole LLP [Member]
Commitments and Contingencies [Line Items]
Breach of contract															$ 425,684
Settlement Agreement with Focus Technology Solutions, LLC [Member]
Commitments and Contingencies [Line Items]
Revenue amount		$ 420,000
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Settlement of legal matter			$ 50,000	$ 500,000	$ 215,000